Subsequent Events (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended		3 Months Ended
	Aug. 07, 2020	Jul. 29, 2020	Jul. 02, 2020	Jun. 23, 2020	Jun. 18, 2020	Jun. 04, 2020	Sep. 16, 2019	Jun. 18, 2020	Jun. 15, 2020	Aug. 07, 2020	Jul. 29, 2020	Aug. 20, 2020	Aug. 17, 2020	May 31, 2020	Apr. 22, 2020	May 31, 2019
Common stock, authorized														20,000,000		20,000,000
2020 Plan [Member]
Common stock, authorized															1,000,000
Award available shares														1,000,000
Jed Kaplan [Member]
Number of shares of common stock restricted							70,000
Accrued interest														$ 75,000
Subsequent Event [Member]
Principal amount of debt instrument						$ 100,000
Repayment of debt			$ 152,500
Debt instrument, default interest rate			10.00%
Outstanding shares of common stock description				The Company's outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the "Reverse Split").
Number of shares of common stock restricted												150,000
Cash												$ 150,000
Accrued interest		$ 150,000	$ 15,000								$ 150,000
Number of common stock shares issued		757,000				85,905			25,000
Subsequent Event [Member] | Minimum [Member]
Common stock, authorized													20,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, authorized													36,000,000
Subsequent Event [Member] | 2020 Plan [Member]
Common stock, authorized				1,000,000
Subsequent Event [Member] | Jed Kaplan [Member]
Contribution funded												25,272
Principal balances outstanding												$ 90,000
Debt conversion rate												20.00%
Number of common stock shares issued											300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount of debt instrument					$ 550,000			$ 550,000
Debt instrument, default interest rate					12.00%			12.00%
Number of common stock shares issued								55,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Principal amount of debt instrument	$ 333,333									$ 333,333
Number of common stock shares issued										33,333
Subsequent Event [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Self-Amortization Note [Member]
Debt maturity date					Jun. 18, 2021
Principal amount of debt instrument					$ 550,000			$ 550,000
Repayment of debt					$ 550,000
Debt instrument, default interest rate					12.00%			12.00%
Original issue discount					$ 55,000			$ 55,000
Debt description					The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued					55,000
Subsequent Event [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date	Aug. 07, 2021
Principal amount of debt instrument	$ 333,333									$ 333,333
Repayment of debt	$ 333,333
Debt instrument, default interest rate	12.00%									12.00%
Original issue discount	$ 33,333									$ 33,333
Number of common stock issued	33,333
Subsequent Event [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt	$ 300,000